Debt issued measured at amortized cost	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 17 Debt issued measured at amortized cost

USD million	31.12.20	31.12.19
Certificates of deposit	15,680	5,190
Commercial paper	25,472	14,413
Other short-term debt	5,515	2,235
Short-term debt[1]	46,666	21,837
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	36,611	30,105
Senior unsecured debt other than TLAC	21,340	25,569
of which: issued by UBS AG with original maturity greater than one year[2]	18,464	22,349
Covered bonds	2,796	2,633
Subordinated debt	22,157	21,775
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,837	11,931
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,577	2,414
of which: low-trigger loss-absorbing tier 2 capital instruments	7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments	543	540
Debt issued through the Swiss central mortgage institutions	9,660	8,574
Other long-term debt	3	4
Long-term debt[3]	92,566	88,660
Total debt issued measured at amortized cost[4]	139,232	110,497
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

The Group uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In some cases, the Group applies hedge accounting for interest rate risk as discussed in item 2j in Note 1a and Note 25. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of debt issued was an increase of USD 2,401 million as of 31 December 2020 and an increase of USD 1,099 million as of 31 December 2019, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2020 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying amount of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

›Refer to Note 24 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS Group AG1
Non-subordinated debt
Fixed-rate	1,856	3,894	4,086	5,522	5,355	12,864	0	33,578	27,306
Floating-rate	1,001	2,638	2,251	0	0	0	0	5,890	6,012
Subordinated debt
Fixed-rate	0	0	0	0	0	0	14,413	14,413	14,344
Subtotal	2,857	6,532	6,337	5,522	5,355	12,864	14,413	53,881	47,662
UBS AG2
Non-subordinated debt
Fixed-rate	40,886	5,813	4,224	0	386	0	1,309	52,618	33,696
Floating-rate	12,007	1,155	1,175	0	962	0	0	15,299	13,119
Subordinated debt
Fixed-rate	0	2,053	0	2,693	335	2,663	0	7,744	7,431
Subtotal	52,893	9,022	5,398	2,693	1,684	2,663	1,309	75,661	54,247
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Subtotal	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Total	56,902	16,482	12,774	9,321	8,250	19,106	16,397	139,232	110,497
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 17 Debt issued measured at amortized cost

USD million	31.12.20	31.12.19
Certificates of deposit	15,680	5,190
Commercial paper	25,472	14,413
Other short-term debt	5,515	2,235
Short-term debt[1]	46,666	21,837
Senior unsecured debt	18,483	22,356
of which: issued by UBS AG with original maturity greater than one year[2]	18,464	22,349
Covered bonds	2,796	2,633
Subordinated debt	7,744	7,431
of which: low-trigger loss-absorbing tier 2 capital instruments	7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments	543	540
Debt issued through the Swiss central mortgage institutions	9,660	8,574
Other long-term debt	3	4
Long-term debt[3]	38,685	40,998
Total debt issued measured at amortized cost[4]	85,351	62,835
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In some cases, UBS AG applies hedge accounting for interest rate risk as discussed in item 2j in Note 1a and Note 25. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of debt issued was an increase of USD 761 million as of 31 December 2020 and an increase of USD 574 million as of 31 December 2019, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2020 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying amount of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

›Refer to Note 24 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS AG1
Non-subordinated debt
Fixed-rate	40,886	5,813	4,224	0	386	0	1,309	52,618	33,696
Floating-rate	12,007	1,155	1,175	0	962	0	0	15,299	13,119
Subordinated debt
Fixed-rate	0	2,053	0	2,693	335	2,663	0	7,744	7,431
Subtotal	52,893	9,022	5,398	2,693	1,684	2,663	1,309	75,661	54,247
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Subtotal	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Total	54,045	9,950	6,437	3,798	2,895	6,243	1,983	85,351	62,835
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.